Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class A – Public shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock [Line Items]
Allocation of net income (loss)	$ (441,797)	$ 2,663,197	$ 1,722,236	$ (1,286,468)
Basic and diluted weighted average number of shares of common stock outstanding	2,604,613	24,136,022	17,420,341	19,931,507
Basic and diluted net income (loss) per share of common stock	$ (0.17)	$ 0.11	$ 0.1	$ (0.06)
Class A – Private placement shares [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock [Line Items]
Allocation of net income (loss)	$ (336,604)	$ 59,584	$ 53,386	$ (27,788)
Basic and diluted weighted average number of shares of common stock outstanding	1,984,444	540,000	540,000	430,521
Basic and diluted net income (loss) per share of common stock	$ (0.17)	$ 0.11	$ 0.1	$ (0.06)
Class B – Common stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per share of common stock [Line Items]
Allocation of net income (loss)	$ (815,124)	$ 689,632	$ 617,897	$ (393,589)
Basic and diluted weighted average number of shares of common stock outstanding	4,805,556	6,250,000	6,250,000	6,097,945
Basic and diluted net income (loss) per share of common stock	$ (0.17)	$ 0.11	$ 0.1	$ (0.06)